Deferred compensation plans - Activity related to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2018 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	31,972,807
Outstanding (number of units), Granted	30,026,069
Outstanding (number of units), Vested	(25,304,958)
Outstanding (number of units), Forfeited	(1,734,319)
Outstanding (number of units), Ending	34,959,599
Stock price
Stock price, Beginning | ¥ / shares	¥ 679
Stock price, Granted | ¥ / shares	681	[1]
Stock price, Vested | ¥ / shares	676	[2]
Stock price, Ending | ¥ / shares	¥ 568	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	19,032,063
Outstanding (number of units), Granted	22,422,312
Outstanding (number of units), Vested	(18,591,244)
Outstanding (number of units), Forfeited	(1,676,656)
Outstanding (number of units), Ending	21,186,475
Stock price
Stock price, Beginning | ¥ / shares	¥ 603
Stock price, Granted | ¥ / shares	668	[1]
Stock price, Vested | ¥ / shares	639	[2]
Stock price, Ending | ¥ / shares	¥ 607	[3]

[1]	Weighted-average price of the Company's common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company's common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company's common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2018.